Note 8 - Asset Retirement Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Asset Retirement Obligation Disclosure [Text Block]

Note 8. Asset Retirement Obligations

The Company’s asset retirement obligations primarily relate to the future plugging and abandonment of wells and related facilities. Market risk premiums associated with asset retirement obligations are estimated to represent a component of the Company’s credit-adjusted risk-free rate that is utilized in the calculations of asset retirement obligations.

Asset retirement obligations activity is as follows (in thousands):

Six Months Ended June 30, 2021
Beginning asset retirement obligations	$2,293
Liabilities incurred from new wells	610
Revision of estimates (a)	(10)
Accretion of discount	72
Ending asset retirement obligations	$2,965

(a) The revisions to the Company’s asset retirement obligation estimates are primarily due to changes in estimated costs based on experience with the properties and their expected useful lives.

As of June 30, 2021 and December 31, 2020, all asset retirement obligations are considered noncurrent and classified as such in the accompanying consolidated balance sheet.

Note 7. Asset Retirement Obligations

The Company’s asset retirement obligations primarily relate to the future plugging and abandonment of wells and related facilities. Market risk premiums associated with asset retirement obligations are estimated to represent a component of the Company’s credit-adjusted risk-free rate that is utilized in the calculations of asset retirement obligations.

Asset retirement obligations activity is as follows (in thousands):

	Year Ended December 31, 2020
	Successor	Predecessors
	August 22, 2020 through December 31, 2020	January 1, 2020 through August 21, 2020	Year Ended December 31, 2019
Beginning asset retirement obligations	$2,398	$2,212	$520
Liabilities incurred from new wells	84	97	1,511
Liabilities settled upon plugging and abandoning wells	(29)	-	(51)
Revision of estimates (a)	(211)	-	160
Accretion of discount	51	89	72
Ending asset retirement obligations	$2,293	$2,398	$2,212

(a) The revisions to the Company’s asset retirement obligation estimates are primarily due to changes in estimated costs based on experience with the properties.

As of December 31, 2020 and 2019, all asset retirement obligations are considered noncurrent and classified as such in the accompanying consolidated balance sheet.